8. Share-based payments (Details 8)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2015
Dividend yield	0.00%
Individuals [Member]
Volatility	145.00%
Risk-free interest rate	1.55%
Expected life (years)	3 years
Dividend yield	0.00%